Derivative financial instruments, Breakdown of maturities of notional and fair value amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ 58,292	$ 58,381	$ 55,765
Cap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	857,278	907,752
Fair value	$ 9,550	$ 898
Cap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	71,386	61,364
Fair value	$ 678	$ 59
Cap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	304,930	296,828
Fair value	$ 1,810	$ 255
Cap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	262,973	257,548
Fair value	$ 2,268	$ 305
Cap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	217,989	292,011
Fair value	$ 4,794	$ 280
Swap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	1,478,515	1,499,466
Fair value	$ (206,763)	$ (302,302)
Swap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	106,191	120,874
Fair value	$ (15,039)	$ (21,042)
Swap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	240,197	249,785
Fair value	$ (33,670)	$ (48,276)
Swap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	271,350	276,111
Fair value	$ (39,834)	$ (55,220)
Swap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	860,777	852,696
Fair value	$ (118,220)	$ (177,764)
Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Fair value of financial liabilities	$ 223,453	328,184
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Maturity date	2038
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Euros [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	75.00%
Average guaranteed interest rates	0.00%
Interest Rate Derivatives [Member] | Euros [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Maturity date	2038
Average guaranteed interest rates	4.87%
Interest Rate Derivatives [Member] | U.S. Dollars [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Maturity date	2038
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	75.00%
Average guaranteed interest rates	0.86%
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Maturity date	2038
Average guaranteed interest rates	5.89%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ (58,292)	(58,381)	$ (55,765)
After-tax result accumulated in equity	171,272	96,641
Fair value of financial liabilities	206,763	302,302
Notes Conversion Option [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Fair value of financial liabilities	$ 16,690	$ 25,882